Interests in equity-accounted investees - Summary of detailed information about financial information of associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of associates [line items]
Carrying amount of interest in CERBACT	$ 66,109	$ 68,223
CERBACT Asia Holdings Pte. Ltd. (“CERBACT”)
Disclosure of associates [line items]
Carrying amount of interest in CERBACT	0	827
Group's share of (loss)/profit and total comprehensive (expense)/income	$ (868)	$ 231